Computation of Basic and Diluted per Common Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended															12 Months Ended
	Feb. 01, 2014	Nov. 02, 2013		Aug. 03, 2013		May 04, 2013		Feb. 02, 2013		Oct. 27, 2012		Jul. 28, 2012		Apr. 28, 2012		Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net Income (Loss)	$ 63,584	$ (16,857)		$ (25,014)		$ (5,563)		$ 67,945	[1]	$ (7,447)		$ (31,257)		$ (3,940)		$ 16,150	$ 25,301	$ (6,272)
Class L Preference Amount																(111,282)	(146,923)	(123,270)
Net Loss Attributable to Common Stockholders																(95,132)	(121,622)	(129,542)
Allocation of Net Income (Loss) to Common Stockholders-Basic																(95,132)	(121,622)	(129,542)
Net Income (Loss) Per Share-Basic																$ (0.26)	$ (0.24)	$ (0.26)
Allocation of Net Income (Loss) to Common Stockholders (Basic and Diluted)																(95,132)	(121,622)	(129,542)
Allocation of Net Loss to Common Stockholders																(144,392)	(134,086)	(140,824)
Net Income (Loss) Per Share-Diluted																$ (0.39)	$ (0.27)	$ (0.28)
Weighted Average Number of Shares-Basic																369,567	505,802	496,606
Weighted Average Number of Shares-Diluted																370,040	505,802	496,606
Class L Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of Net Income (Loss) to Common Stockholders-Basic																111,282	146,923	123,270
Net Income (Loss) Per Share-Basic		$ 8.04	[2],[3]	$ 8.01	[2],[3]	$ 7.91	[2],[3]	$ 7.96	[1],[2],[3]	$ 7.12	[2],[3]	$ 6.95	[2],[3]	$ 6.73	[2],[3]	$ 31.93	$ 28.76	$ 24.58
Allocation of Net Income (Loss) to Common Stockholders (Basic and Diluted)																$ (49,260)	$ (12,464)	$ (11,282)
Net Income (Loss) Per Share-Diluted		$ 8.04	[2],[3]	$ 8.01	[2],[3]	$ 7.91	[2],[3]	$ 7.96	[1],[2],[3]	$ 7.12	[2],[3]	$ 6.95	[2],[3]	$ 6.73	[2],[3]	$ 31.93	$ 28.76	$ 24.58
Weighted Average Number of Shares-Basic																3,485	5,109	5,016
Weighted Average Number of Shares-Diluted																3,485	5,109	5,016

[1]	The quarter ended February 2, 2013 consisted of 14-weeks; all other quarters presented consisted of 13 weeks.
[2]	All per share amounts have been adjusted for the 11-for-1 stock split effective immediately prior to the Company's initial public offering, which was completed on October 7, 2013.
[3]	Quarterly EPS results may not equal full year amounts due to rounding